Note 4 - Vessels, Net (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010
Payments to Acquire Property, Plant, and Equipment		$ 16,121,360
Gain (Loss) on Sale of Property Plant Equipment	(8,568,234)
Pledged Assets Separately Reported, Other Assets Pledged as Collateral, at Fair Value	166,900,000
Payable to Manager [Member]
Sales Commission Percentage	1.00%
Aggeliki P [Member]
Payments to Acquire Property, Plant, and Equipment		16,121,360
Jonathan P [Member]
Proceeds From Sale Of Long Term Asset	$ 4,382,313
Sales Commission Percentage	4.00%